Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Compensation to Key Management Members

The compensation of such key management for the years ended December 31, 2018 and 2017 included the following:

	Year Ended December 31,
In thousands of U.S. Dollars	2018	2017
Salaries, bonuses and short-term employee benefits	10,320	4,514
Director retainers	796	729
Stock-based payments	6,824	3,799
	17,940	9,042